COMMITMENTS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 7,396	$ 33,157
2016	13,066	20,688
2017	13,400	20,688
2018	6,761	20,688
2019		20,688
Total	$ 40,622	$ 115,909